Segment reporting 2 (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Operating Segments [Line Items]
Total revenues		$ 9,540	$ 8,744	$ 8,917	$ 18,284	$ 18,299
Credit loss expense / (release)		740	38	7	778	25
Operating expenses		8,486	7,210	6,295	15,696	12,929
Operating profit / (loss) before tax		29,239	$ 1,495	$ 2,615	30,735	5,344
UBS BDs
Disclosure Of Operating Segments [Line Items]
Total revenues					17,128	18,299
Credit loss expense / (release)		16			54	25
Operating expenses					14,055	12,929
Operating profit / (loss) before tax					3,019	$ 5,344
Credit Suisse BDs
Disclosure Of Operating Segments [Line Items]
Credit loss expense / (release)		724
Credit Suisse BDs | US GAAP
Disclosure Of Operating Segments [Line Items]
Total revenues	$ 743				743
Credit loss expense / (release)	101				101
Operating expenses	1,807				1,807
Operating profit / (loss) before tax	(1,165)				$ (1,165)
Wealth Management
Disclosure Of Operating Segments [Line Items]
Credit loss expense / (release)		149
Wealth Management | US GAAP
Disclosure Of Operating Segments [Line Items]
Total revenues	323
Credit loss expense / (release)	7
Operating expenses	427
Operating profit / (loss) before tax	(111)
Swiss Bank
Disclosure Of Operating Segments [Line Items]
Credit loss expense / (release)		224
Swiss Bank | US GAAP
Disclosure Of Operating Segments [Line Items]
Total revenues	339
Credit loss expense / (release)	67
Operating expenses	264
Operating profit / (loss) before tax	8
Asset Management
Disclosure Of Operating Segments [Line Items]
Credit loss expense / (release)		1
Asset Management | US GAAP
Disclosure Of Operating Segments [Line Items]
Total revenues	91
Credit loss expense / (release)	2
Operating expenses	103
Operating profit / (loss) before tax	(14)
Investment Bank
Disclosure Of Operating Segments [Line Items]
Credit loss expense / (release)		200
Investment Bank | US GAAP
Disclosure Of Operating Segments [Line Items]
Total revenues	102
Credit loss expense / (release)	(3)
Operating expenses	715
Operating profit / (loss) before tax	(610)
Capital Release Unit
Disclosure Of Operating Segments [Line Items]
Credit loss expense / (release)		148
Capital Release Unit | US GAAP
Disclosure Of Operating Segments [Line Items]
Total revenues	28
Credit loss expense / (release)	28
Operating expenses	198
Operating profit / (loss) before tax	(198)
Corporate Center
Disclosure Of Operating Segments [Line Items]
Credit loss expense / (release)		$ 2
Corporate Center | US GAAP
Disclosure Of Operating Segments [Line Items]
Total revenues	(140)
Credit loss expense / (release)	0
Operating expenses	100
Operating profit / (loss) before tax	$ (240)